Cromwell Greenspring Mid Cap Fund
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
COMMON STOCKS - 96 .3%
Aerospace & Defense - 1 .4%
Cadre Holdings, Inc. .................................................................. 49,001 $ 1,789,026
Air Freight & Logistics - 0 .4%
United Parcel Service, Inc. - Class B .................................................... 6,445 538,351
Banks - 5 .3%
OceanFirst Financial Corp. .............................................................. 30,012 527,311
Primis Financial Corp. .................................................................. 213,985 2,248,982
Shore Bancshares, Inc. ................................................................. 124,014 2,035,070
WSFS Financial Corp. .................................................................. 31,930 1,721,985
6,533,348
Beverages - 3 .5%
Keurig Dr Pepper, Inc. .................................................................. 3,050 77,806
Primo Brands Corp. .................................................................... 189,582 4,189,762
4,267,568
Broadline Retail - 0 .6%
Amazon.com, Inc.
(a)
................................................................... 3,167 695,378
Building Products - 6 .7%
Advanced Drainage Systems, Inc. ....................................................... 11,925 1,653,998
Johnson Controls International PLC ...................................................... 59,997 6,596,670
8,250,668
Chemicals - 5 .0%
DuPont de Nemours, Inc. ............................................................... 47,262 3,681,710
Minerals Technologies, Inc. ............................................................. 30,438 1,890,809
The Sherwin-Williams Co. ............................................................... 1,629 564,057
6,136,576
Commercial Services & Supplies - 8 .3%
Republic Services, Inc. ................................................................ 44,639 10,243,758
Construction & Engineering - 16 .3%
EMCOR Group, Inc. .................................................................... 18,551 12,049,617
MYR Group, Inc.
(a)
..................................................................... 38,776 8,066,571
20,116,188
Consumer Staples Distribution & Retail - 1 .5%
US Foods Holding Corp.
(a)
............................................................. 24,486 1,876,117
Electric Utilities - 1 .1%
NextEra Energy, Inc. .................................................................. 17,728 1,338,287

Cromwell Greenspring Mid Cap Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
COMMON STOCKS - (Continued)
Electrical Equipment - 6 .2%
Emerson Electric Co. ................................................................... 14,105 $ 1,850,294
NEXTracker, Inc. - Class A
(a)
............................................................ 48,915 3,619,221
nVent Electric PLC ..................................................................... 20,000 1,972,800
Shoals Technologies Group, Inc. - Class A
(a)
............................................... 34,500 255,645
7,697,960
Electronic Equipment, Instruments & Components - 2 .9%
Flex Ltd.
(a)
........................................................................... 61,989 3,593,502
Financial Services - 1 .3%
Cannae Holdings, Inc. .................................................................. 54,598 999,690
Visa, Inc. - Class A ..................................................................... 1,853 632,577
1,632,267
Food Products - 0 .1%
Darling Ingredients, Inc.
(a)
.............................................................. 3,830 118,232
Health Care Equipment & Supplies - 3 .6%
Abbott Laboratories .................................................................... 8,155 1,092,281
Medtronic PLC ........................................................................ 14,330 1,364,789
STERIS PLC .......................................................................... 598 147,969
Zimmer Biomet Holdings, Inc. ........................................................... 18,641 1,836,139
4,441,178
Hotels, Restaurants & Leisure - 0 .7%
Wyndham Hotels & Resorts, Inc. ........................................................ 11,638 929,876
Insurance - 5 .4%
Chubb Ltd. ............................................................................ 4,232 1,194,482
W.R. Berkley Corp. ..................................................................... 71,415 5,471,817
6,666,299
Interactive Media & Services - 4 .1%
Alphabet, Inc. - Class C ................................................................. 11,634 2,833,461
Ziff Davis, Inc.
(a)
....................................................................... 57,042 2,173,300
5,006,761
IT Services - 2 .2%
Akamai Technologies, Inc.
(a)
............................................................. 12,931 979,652
Amdocs Ltd. .......................................................................... 20,718 1,699,912
2,679,564
Oil, Gas & Consumable Fuels - 2 .6%
EOG Resources, Inc. ................................................................... 25,226 2,828,339
Phillips 66 ............................................................................ 2,813 382,624
3,210,963

Cromwell Greenspring Mid Cap Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Shares Value
COMMON STOCKS - (Continued)
Personal Care Products - 1 .5%
Kenvue, Inc. ......................................................................... 111,836 $ 1,815,098
Professional Services - 8 .2%
Alight, Inc. - Class A .................................................................... 685,899 2,236,031
KBR, Inc. ............................................................................. 167,616 7,926,560
10,162,591
Software - 2 .2%
Blackbaud, Inc.
(a)
...................................................................... 22,213 1,428,518
Roper Technologies, Inc. ................................................................ 2,474 1,233,759
2,662,277
Technology Hardware, Storage & Peripherals - 0 .9%
Pure Storage, Inc. - Class A
(a)
.......................................................... 13,289 1,113,751
Textiles, Apparel & Luxury Goods - 1 .0%
Levi Strauss & Co. - Class A ............................................................ 51,240 1,193,892
Trading Companies & Distributors - 1 .6%
Rush Enterprises, Inc. - Class A ......................................................... 17,839 953,851
Rush Enterprises, Inc. - Class B ......................................................... 17,328 994,974
1,948,825
Wireless Telecommunication Services - 1 .7%
T-Mobile US, Inc. ..................................................................... 8,863 2,121,625
TOTAL COMMON STOCKS (Cost $ 54,074,222 ) ........................................................... 118,779,926
REAL ESTATE INVESTMENT TRUSTS - 1 .1%
Residential Real Estate Investment Trusts - 1 .1%
American Homes 4 Rent - Class A ...................................................... 42,695 1,419,609
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $ 1,149,578 ) ........................................... 1,419,609
TOTAL INVESTMENTS - 97 .4% (Cost $ 55,223,800 ) ....................................................... $ 120,199,535
Other Assets in Excess of Liabilities - 2 .6% ................................................................ 3,184,194
TOTAL NET ASSETS - 100% ...........................................................................
$ 123,383,729
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
Non-income producing security.